Main Regulations and Other - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions											12 Months Ended
	Feb. 22, 2023	Dec. 01, 2022 ARS ($)	Aug. 16, 2022 ARS ($)	Nov. 11, 2021	Jul. 07, 2021	Jan. 01, 2021	Aug. 26, 2020	Jul. 31, 2020	Mar. 04, 2020	Dec. 23, 2019	Dec. 31, 2022 USD ($) Wells	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2022 ARS ($)	May 19, 2020 $ / bbl	May 09, 2020
Main regulations and others [line items]
Consent expression term											10 years
Distribution license											35 or 45-year period
General tax rate											25.33%	34.55%	29.36%
Provisional Compensation											$ 117
Personal assets tax rate											0.50%	0.50%	0.50%
Payment in plans instalments description				72 instalments				48 to 120 instalments
Percentage interest in excess of principal outstanding amount				40
Percentage of reductions in export duty											33	31	33
Percentage rate variation in the CPI													15	30	55
Positive or negative adjustment for inflation description										1/6 of the positive or negative adjustment for inflation provided for under Title VI of the Income Tax Law, for the first and second fiscal years beginning in January 2019, was recorded in such fiscal year, and the remaining 5/6 in equal parts over the immediately following five fiscal years.
Tax rate of distribution of dividends and profits to individuals undivided estates and foreign beneficiaries												7
Percentage Repatriation Of Assets Legal Compliance							30.00%
Number Of Wells Obtained | Wells											6
Income Tax Expense			$ 100
Tax effect of tax losses			300
Income tax prepayments			$ 0
Percentage of base pre-payment of tax arrived on general method			25.00%
Percentage of prepayments of tax arrived without considering the tax losses			15.00%
Tax effect from change in tax rate											$ (25)	$ (439)	$ 41
No certificates of Argentine deposits representing foreign shares jointly exceeding																$ 100,000
Province Of Chubut [member]
Main regulations and others [line items]
Percentage of royalty granted											50.00%
Term Of Royalty Applicable											10 years
Province Of Chubut [member] | El Trébol Area [Member]
Main regulations and others [line items]
Percentage of royalty granted											6.00%
Province Of Chubut [member] | Restinga Al Area [Member]
Main regulations and others [line items]
Percentage of royalty granted											6.00%
Fixed interest rate [member]
Main regulations and others [line items]
Borrowings, interest rate								2.00%
Resolution 46 Program [Member]
Main regulations and others [line items]
Percentage of compensation distributed in program to companies												88.00%
Percentage of compensation distributed in program to province												12.00%
Changes in tax rates or tax laws enacted or announced [member]
Main regulations and others [line items]
Tax effect from change in tax rate		$ 30,000
Changes in tax rates or tax laws enacted or announced [member] | Diesel Oil [Member]
Main regulations and others [line items]
General tax rate	20.00%
Changes in tax rates or tax laws enacted or announced [member] | Naphtha [Member]
Main regulations and others [line items]
General tax rate	17.00%
Bottom of range [member]
Main regulations and others [line items]
General tax rate												25.00%
Percentage of Reduction in Income Tax Rate						25.00%
Dividend Withholding Rate						7.00%
Floating Export Duty Rate																		0.00%
Export Duties | $ / bbl																	45
Bottom of range [member] | Agricultural products [member]
Main regulations and others [line items]
Percentage of increase in export duty									12.00%
Top of range [member]
Main regulations and others [line items]
General tax rate												35.00%
Percentage of Reduction in Income Tax Rate													30.00%
Dividend Withholding Rate													13.00%
Floating Export Duty Rate																		8.00%
Export Duties | $ / bbl																	60
Top of range [member] | Agricultural products [member]
Main regulations and others [line items]
Percentage of increase in export duty									33.00%
Metrogas [member]
Main regulations and others [line items]
Public distribution service term											35 years
License renewal term											10 years
Extendable term of plan					3 years						3 years
Hydrocarbon distribution [member]
Main regulations and others [line items]
Direct investment in foreign currency amended by law											$ 250
Percentage of sale on production of liquid and gaseous hydrocarbons											20.00%
Percentage of export duty for liquid and gaseous hydrocarbons											0.00%
Export duty percentage													4.50%
Permit of conventional exploration term											3 years
Permit of extension of conventional exploration term											5 years
Permit of unconventional exploration term											4 years
Permit of extension of unconventional exploration term											5 years
Permit of continental shelf and territorial waters exploration term											3 years
Conventional exploitation concession term											25 years
Unconventional exploitation concession term											35 years
Contintntal shelf and territorial water concession term											30 years
Percentage of concession fee											(5.00%)
Hydrocarbon distribution [member] | Bottom of range [member]
Main regulations and others [line items]
Direct investment in foreign currency											$ 1,000
Percentage of advance fee											12.00%
Hydrocarbon distribution [member] | Top of range [member]
Main regulations and others [line items]
Permit of unconventional exploration term											13 years
Permit of extension of continental shelf and territorial waters exploration term											1 year
Percentage of advance fee											18.00%
LNG [Member]
Main regulations and others [line items]
Export permit term											20 years
Unconventional Gas [Member]
Main regulations and others [line items]
Sales price | $ / shares												$ 6	$ 6.5	$ 7	$ 7.5